Financial Instruments and Financial Risk Management - Summary of Financial Assets and Liabilities Exposure to Foreign Currency Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Trade and other receivables	$ 1,059,764	$ 1,083,340
Long-term debt	(1,278,670)	(1,244,508)	[1]
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Trade and other receivables	50,732	50,192
Trade and other payables	(8,301)	(4,804)
Long-term debt	(1,079,774)	(903,556)
Balance sheet exposure	(1,037,343)	(858,168)
Long-term debt designated as investment hedge	1,080,000	900,000
Net balance sheet exposure	$ 42,657	$ 41,832

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d)) and for change in presentation (see note 12).